Segment Information	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SEGMENT INFORMATION [Text Block]
NOTE 20: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business, and previously had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. Starting in 2008, following the acquisition of Horamar and the formation of Navios Logistics, the Company renamed its Port Terminal Segment as its Logistics Business segment, and this segment includes the activities of Horamar, which provides similar products and services in the region Navios Holdings' legacy port facility The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region. Als following the formation of Navios Acquisition and until March 30, 2011 when Navios Acquisition's deconsolidation took place, the Company included an additional reportable segment, the Tanker Vessel Operations business, which consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.

The Company measures segment performance based on net income. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel		Tanker Vessel
	Operations	Logistics Business	Operations	Total
	for the	for the	for the	for the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2011	2011	2011	2011
Revenue	$429,538	$234,687	$25,130	$689,355
Loss on derivatives	(165)	—	—	(165)
Interest income	2,899	843	378	4,120
Interest expense and finance cost, net	(81,379)	(17,074)	(8,728)	(107,181)
Depreciation and amortization	(76,734)	(22,616)	(8,045)	(107,395)
Equity in net earnings of affiliated companies	35,246	—	—	35,246
Net income/(loss) attributable to Navios Holdings common stockholders	77,717	(125)	(36,781)	40,811
Total assets	2,478,400	435,424	—	2,913,824
Goodwill	56,240	104,096	—	160,336
Capital expenditures	115,830	70,598	7,528	193,956
Investment in affiliates	117,088	—	—	117,088
Cash and cash equivalents	130,567	40,529	—	171,096
Restricted cash	6,399	—	—	6,399
Long term debt (including current and non current portion)	$1,252,889	$200,668	$—	$1,453,557

	Drybulk Vessel		Tanker Vessel
	Operations	Logistics Business	Operations	Total
	for the	for the	for the	for the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2010	2010	2010
Revenue	$458,377	$187,973	$33,568	$679,918
Gain on derivatives	4,064	—	—	4,064
Interest income	2,568	297	777	3,642
Interest income from investments in finance leases	877	—	—	877
Interest expense and finance cost, net	(85,720)	(4,526)	(15,776)	(106,022)
Depreciation and amortization	(69,458)	(22,215)	(10,120)	(101,793)
Equity in net earnings of affiliated companies	40,585	—	—	40,585
Net income/(loss) attributable to Navios Holdings common stockholders	151,241	5,600	(11,084)	145,757
Total assets	2,141,770	548,382	986,615	3,676,767
Goodwill	56,239	104,096	14,722	175,057
Capital expenditures	(387,310)	(15,885)	(179,582)	(582,777)
Investment in affiliates	18,695	—	—	18,695
Cash and cash equivalents	106,846	39,204	61,360	207,410
Restricted cash (including current and non current portion)	19,214	564	33,799	53,577
Long term debt (including current and non current portion)	$1,239,070	$127,422	$709,418	$2,075,910

	Drybulk Vessel		Tanker Vessel
	Operations	Logistics Business	Operations	Total
	for the	for the	for the	for the
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2009	2009	2009	2009
Revenue	$459,786	$138,890	$—	$598,676
Gain on derivatives	375	—	—	375
Interest income	1,688	11	—	1,699
Interest income from investments in finance leases	1,330	—	—	1,330
Interest expense and finance cost, net	(59,371)	(4,247)	—	(63,618)
Depreciation and amortization	(52,281)	(21,604)	—	(73,885)
Equity in net earnings of affiliated companies	29,222	—	—	29,222
Net income attributable to Navios Holdings common stockholders	62,584	5,350	—	67,934
Total assets	2,430,710	504,472	—	2,935,182
Goodwill	56,239	91,677	—	147,916
Capital expenditures	(751,659)	(26,799)	—	(778,458)
Investment in affiliates	13,042	—	—	13,042
Cash and cash equivalents	147,006	26,927	—	173,933
Restricted cash (including current and non current portion)	105,484	1,674	—	107,158
Long term debt (including current and non current portion)	$1,502,313	$120,393	$—	$1,622,706

The following table sets out operating revenue by geographic region for the Company's reportable segments. Drybulk Vessel Operation, Tanker Vessel Operation and Logistics Business revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk vessels and tanker vessels operate worldwide. Logistics business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Parana, Paraguay and Uruguay River systems in South America (commonly known as the "Hidrovia" or the "waterway").

Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
North America	$20,157	$22,856	$34,366
Europe	144,846	119,286	77,976
Asia	283,275	335,039	322,346
South America	234,688	193,830	145,831
Other	6,389	8,907	18,157
Total	$689,355	$679,918	$598,676

The following describes long-lived assets by country for the Company's reportable segments. Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for drybulk vessels amounted to $1,415,225 and $1,421,301 at December 31, 2011 and 2010, respectively, and for tanker vessels amounted to $0 and $529,659 at December 31, 2011 and 2010, respectively. For Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics business amounted to $282,975 and $236,200 at December 31, 2011 and 2010, respectively.